Senior Unsecured Notes and Secured Debt (Tables)	12 Months Ended
Dec. 31, 2011
Senior Unsecured Notes And Secured Debt (Tables) [Abstract]
Principal payments due on debt obligations

At December 31, 2011, the annual principal payments due on these debt obligations are as follows (in thousands):

	Senior	Secured
	Unsecured Notes(1)	Debt (1)	Totals
2012	$76,853	$122,359	$199,212
2013	300,000	292,735	592,735
2014	0	203,767	203,767
2015	250,000	184,378	434,378
2016	700,000	190,255	890,255
Thereafter	3,138,074	1,114,890	4,252,964
Totals	$4,464,927	$2,108,384	$6,573,311

(1) Amounts represent principal amounts due and do not include unamortized premiums/discounts or other fair value adjustments as reflected on the balance sheet.